UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Boston Income Portfolio
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 PATTERSON-UTI ENERGY, INC.                                                                  Agenda Number:  934627932
--------------------------------------------------------------------------------------------------------------------------
        Security:  703481101
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2017
          Ticker:  PTEN
            ISIN:  US7034811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARK S. SIEGEL                                            Mgmt          For                            For
       CHARLES O. BUCKNER                                        Mgmt          For                            For
       MICHAEL W. CONLON                                         Mgmt          For                            For
       WILLIAM A HENDRICKS, JR                                   Mgmt          For                            For
       CURTIS W. HUFF                                            Mgmt          For                            For
       TERRY H. HUNT                                             Mgmt          For                            For
       TIFFANY J. THOM                                           Mgmt          For                            For

2.     APPROVAL OF AMENDMENT AND RESTATEMENT OF                  Mgmt          For                            For
       PATTERSON-UTI'S 2014 LONG-TERM INCENTIVE
       PLAN.

3.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF PATTERSON-UTI FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.

4.     APPROVAL OF AN ADVISORY RESOLUTION ON                     Mgmt          For                            For
       PATTERSON-UTI'S COMPENSATION OF ITS NAMED
       EXECUTIVE OFFICERS.

5.     ADVISORY VOTE ON THE FREQUENCY OF FUTURE                  Mgmt          1 Year                         For
       ADVISORY VOTES ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 SEVEN GENERATIONS ENERGY LTD.                                                               Agenda Number:  934577466
--------------------------------------------------------------------------------------------------------------------------
        Security:  81783Q105
    Meeting Type:  Annual and Special
    Meeting Date:  04-May-2017
          Ticker:  SVRGF
            ISIN:  CA81783Q1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF DIRECTORS OF THE                     Mgmt          For                            For
       CORPORATION TO BE ELECTED AT THE MEETING AT
       TWELVE (12).

02     DIRECTOR
       C. KENT JESPERSEN                                         Mgmt          For                            For
       PATRICK CARLSON                                           Mgmt          For                            For
       MARTY PROCTOR                                             Mgmt          For                            For
       KEVIN BROWN                                               Mgmt          For                            For
       AVIK DEY                                                  Mgmt          For                            For
       HARVEY DOERR                                              Mgmt          For                            For
       PAUL HAND                                                 Mgmt          For                            For
       DALE HOHM                                                 Mgmt          For                            For
       W.J. (BILL) MCADAM                                        Mgmt          For                            For
       KAUSH RAKHIT                                              Mgmt          For                            For
       M.J. (JACKIE) SHEPPARD                                    Mgmt          For                            For
       JEFF VAN STEENBERGEN                                      Mgmt          For                            For

03     TO APPOINT PRICEWATERHOUSECOOPERS LLP AS                  Mgmt          For                            For
       AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZE THE BOARD OF DIRECTORS
       OF THE CORPORATION TO FIX THE REMUNERATION
       OF THE AUDITORS.

04     TO CONSIDER AND, IF THOUGHT ADVISABLE, PASS               Mgmt          Against                        Against
       AN ORDINARY RESOLUTION APPROVING THE
       CORPORATION'S 2017 STOCK OPTION PLAN
       EFFECTIVE MAY 4, 2017, AS MORE PARTICULARLY
       DESCRIBED IN THE MANAGEMENT INFORMATION
       CIRCULAR OF THE CORPORATION DATED MARCH 7,
       2017.

05     TO CONSIDER AND, IF THOUGHT ADVISABLE, PASS               Mgmt          Against                        Against
       AN ORDINARY RESOLUTION APPROVING THE
       CORPORATION'S 2017 PERFORMANCE AND
       RESTRICTED SHARE UNIT PLAN EFFECTIVE MAY 4,
       2017, AS MORE PARTICULARLY DESCRIBED IN THE
       MANAGEMENT INFORMATION CIRCULAR OF THE
       CORPORATION DATED MARCH 7, 2017.




--------------------------------------------------------------------------------------------------------------------------
 SEVENTY SEVEN ENERGY INC                                                                    Agenda Number:  934563102
--------------------------------------------------------------------------------------------------------------------------
        Security:  81809A100
    Meeting Type:  Special
    Meeting Date:  20-Apr-2017
          Ticker:  SVNT
            ISIN:  US81809A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF THE AGREEMENT AND PLAN OF                     Mgmt          For                            For
       MERGER, DATED AS OF DECEMBER 12, 2016, BY
       AND AMONG SSE, PATTERSON-UTI ENERGY, INC.
       AND PYRAMID MERGER SUB, INC.

2.     APPROVAL, ON AN ADVISORY (NON-BINDING)                    Mgmt          For                            For
       BASIS, OF THE COMPENSATION THAT MAY BE PAID
       OR BECOME PAYABLE TO SSE'S NAMED EXECUTIVE
       OFFICERS IN CONNECTION WITH THE MERGER.

3.     ADJOURNMENT OF THE SPECIAL MEETING, IF                    Mgmt          For                            For
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IF THERE ARE NOT
       SUFFICIENT VOTES TO APPROVE THE PROPOSAL TO
       ADOPT THE AGREEMENT AND PLAN OF MERGER.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/15/2017